Securities - Gross Unrealized Losses and Fair Value of Related Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	$ 28,288	$ 179,362
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	23	6,103
Held to maturity, 12 Months or More, Fair Value	42,370	12,103
Held to maturity, 12 Months or More, Gross Unrealized Losses	588	781
Held to maturity, Total, Fair Value	70,658	191,465
Held to maturity, Total, Gross Unrealized Losses	611	6,884
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	7,995
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	5
Held to maturity, 12 Months or More, Fair Value	9,988
Held to maturity, 12 Months or More, Gross Unrealized Losses	12
Held to maturity, Total, Fair Value	17,983
Held to maturity, Total, Gross Unrealized Losses	17	152
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	4,996	39,787
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	4	152
Held to maturity, 12 Months or More, Fair Value	9,988
Held to maturity, 12 Months or More, Gross Unrealized Losses	12
Held to maturity, Total, Fair Value	14,984	39,787
Held to maturity, Total, Gross Unrealized Losses	16	152
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	2,999
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	1
Held to maturity, Total, Fair Value	2,999
Held to maturity, Total, Gross Unrealized Losses	1
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	20,293	139,575
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	18	5,951
Held to maturity, 12 Months or More, Fair Value	32,382	12,103
Held to maturity, 12 Months or More, Gross Unrealized Losses	576	781
Held to maturity, Total, Fair Value	52,675	151,678
Held to maturity, Total, Gross Unrealized Losses	594	6,732
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value		33,882
Held to maturity, Less Than 12 Months, Gross Unrealized Losses		1,405
Held to maturity, 12 Months or More, Fair Value	8,364	169
Held to maturity, 12 Months or More, Gross Unrealized Losses	132	2
Held to maturity, Total, Fair Value	8,364	34,051
Held to maturity, Total, Gross Unrealized Losses	132	1,407
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	20,293	105,693
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	18	4,546
Held to maturity, 12 Months or More, Fair Value	22,524	10,473
Held to maturity, 12 Months or More, Gross Unrealized Losses	395	657
Held to maturity, Total, Fair Value	42,817	116,166
Held to maturity, Total, Gross Unrealized Losses	413	5,203
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, 12 Months or More, Fair Value	1,494	1,461
Held to maturity, 12 Months or More, Gross Unrealized Losses	49	122
Held to maturity, Total, Fair Value	1,494	1,461
Held to maturity, Total, Gross Unrealized Losses	$ 49	$ 122